Rockefeller US Small Cap Core Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Banks - 3.3%
First Bancorp.	57,024	$3,238,393

Capital Markets - 6.8%
Perella Weinberg Partners	130,223	2,410,428
StoneX Group, Inc. (a)	32,833	4,186,207
		6,596,635

Chemicals - 1.5%
Ingevity Corp. (a)	20,700	1,491,021

Communications Equipment - 2.8%
Calix, Inc. (a)	51,656	2,674,231

Construction & Engineering - 2.4%
Limbach Holdings, Inc. (a)	25,629	2,343,003

Consumer Finance - 1.8%
FirstCash Holdings, Inc.	8,989	1,732,989

Diversified Consumer Services - 5.5%
Stride, Inc. (a)	28,871	2,436,135
Universal Technical Institute, Inc. (a)	80,483	2,913,485
		5,349,620

Electronic Equipment, Instruments & Components - 7.4%
Badger Meter, Inc.	9,429	1,437,263
ePlus, Inc.	22,170	1,788,232
Mirion Technologies, Inc. (a)	80,181	1,732,711
Napco Security Technologies, Inc.	47,536	2,215,653
		7,173,859

Financial Services - 5.6%
HA Sustainable Infrastructure Capital, Inc.	103,390	3,775,803
Walker & Dunlop, Inc.	37,088	1,706,419
		5,482,222

Gas Utilities - 3.2%
ONE Gas, Inc.	35,795	3,129,915

Ground Transportation - 2.3%
ArcBest Corp.	22,033	2,261,908

Health Care Equipment & Supplies - 6.3%
LeMaitre Vascular, Inc.	24,348	2,633,967
PROCEPT BioRobotics Corp. (a)	48,757	1,106,296
UFP Technologies, Inc. (a)	11,418	2,404,402
		6,144,665

Health Care Providers & Services - 10.6%
CorVel Corp. (a)	25,706	1,325,915
GeneDx Holdings Corp. (a)	17,296	1,378,664
Pediatrix Medical Group, Inc. (a)	136,137	2,702,319
Progyny, Inc. (a)	55,701	985,351
RadNet, Inc. (a)	27,559	1,923,894
US Physical Therapy, Inc.	23,726	1,968,309
		10,284,452

Health Care Technology - 1.1%
Simulations Plus, Inc. (a)	88,163	1,078,233

Hotels, Restaurants & Leisure - 2.1%
BJ's Restaurants, Inc. (a)	53,342	2,026,463

Insurance - 5.2%
Skyward Specialty Insurance Group, Inc. (a)	42,342	1,967,633
Stewart Information Services Corp.	43,382	3,079,688
		5,047,321

IT Services - 0.6%
DigitalOcean Holdings, Inc. (a)	9,729	545,408

Life Sciences Tools & Services - 2.8%
BioLife Solutions, Inc. (a)	112,536	2,723,371

Machinery - 9.4%
CECO Environmental Corp. (a)	28,476	1,721,374
ESCO Technologies, Inc.	13,588	3,767,817
Helios Technologies, Inc.	50,491	3,601,018
		9,090,209

Media - 1.5%
DoubleVerify Holdings, Inc. (a)	141,337	1,489,692

Professional Services - 5.5%
Huron Consulting Group, Inc. (a)	19,482	2,754,755
Korn Ferry	40,759	2,554,366
		5,309,121

Semiconductors & Semiconductor Equipment - 1.2%
Impinj, Inc. (a)	9,166	1,124,302

Software - 3.1%
Agilysys, Inc. (a)	13,286	958,851
nCino, Inc. (a)	59,408	958,845
Q2 Holdings, Inc. (a)	23,409	1,126,441
		3,044,137

Specialty Retail - 2.5%
Winmark Corp.	5,386	2,457,309

Trading Companies & Distributors - 2.9%
DXP Enterprises, Inc. (a)	20,143	2,789,201
TOTAL COMMON STOCKS (Cost $79,011,390)		94,627,680

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.60% (b)	3,753,936	3,753,936
TOTAL MONEY MARKET FUNDS (Cost $3,753,936)		3,753,936

TOTAL INVESTMENTS - 101.3% (Cost $82,765,326)		98,381,616
Liabilities in Excess of Other Assets - (1.3)%		(1,218,895)
TOTAL NET ASSETS - 100.0%		$97,162,721

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Rockefeller US Small Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$94,627,680	$–	$–	$94,627,680
Money Market Funds	3,753,936	–	–	3,753,936
Total Investments	$98,381,616	$–	$–	$98,381,616

Refer to the Schedule of Investments for further disaggregation of investment categories.